General	12 Months Ended
Dec. 31, 2022
General [Abstract]
General

Note 1 - General

A.	Incorporation and operations

Saverone 2014 Ltd. (the “Company”) was founded in Israel on November 16, 2014 and commenced its business activity on that date (the “Inception Date”). From the Inception Date, the Company has been active in one operating segment, i.e., development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving a motor vehicle (the “Saverone System”).

On October 12, 2022, the Company announced the release of its second generation technological platform which is the basis for the Global Saverone System for solving the problem of driver cellular distraction.

B.	The Company’s business position

The Company is currently in the early commercialization stage and has not yet shown any profits. From the Inception Date and through December 31, 2022, the Company reported losses and a negative cash flow from current operating activity. As of December 31, 2022, the Company has an accumulated deficit of NIS 101,775 and it had a comprehensive loss of NIS 24,962 for the year ended December 31, 2022. In addition, as of December 31, 2022, the balance of cash and cash equivalents are insufficient for the Company to realize its business plans for the 12-months period subsequent to the reporting period. Management has considered the significance of such condition in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sale of equity (including raising equity through an additional public offering on the NASDAQ market) and also through increasing its revenues from sales of the Saverone System. However, there can be no assurance that the Company will succeed in obtaining the necessary financing or generating sufficient revenues from product sales to continue its operations as a going concern.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In June 2020, the shares of the Company were listed for trading on the Tel Aviv Stock Exchange, based on a prospectus issued through underwritten Israeli IPO (“Israeli IPO”), under which the Company raised a net amount of NIS 23,720. In addition, the bridge investments used to finance the Company’s activity were fully converted into shares in February 2020. In addition, in November 2020, the Company completed second financing offering through a shelf prospectus in which the Company raised net amount of NIS 20,887.

In June 2022, the Company completed an underwritten U.S. IPO (“U.S. IPO”) on the Nasdaq under which the Company issued and sold (i) number of 2,941,918 units, each unit consisting of one American Depositary Share (“ADS”) and one warrant to purchase one ADS (“Warrant”) at an offering price of $4.13 per unit and (ii) number of 208,282 pre-funded units, each unit consisting of one pre-funded warrant to purchase one ADS and one warrant to purchase one ADS at an offering price of $4.129 per pre-funded unit. The Company received gross proceeds of approximately $13 million (approximately NIS 43,441) before direct and incremental costs incurred of NIS 7,949 (the cash expenses amounted to NIS 6,893). In addition, the Company allotted to the underwriter as share-based payment by issuance of 157,510 warrants (“Representative’s Warrant”) and 469,654 over-allotment option (“Over-Allotment Option”) which was partially exercised.

The ADSs and warrants are traded on the Nasdaq under the symbols “SVRE” and “SVREW”, respectively. Upon satisfaction of customary closing conditions, the closing date of the U.S. IPO was June 7, 2022 (the “Closing Date”).

C.	The impact of COVID-19

During the year ended December 31, 2022, there were no material adverse impacts on the financial statements. The duration, scope and effects of the ongoing COVID-19 pandemic, government and other third-party responses to it, the related macroeconomic effects, and the extent of its impact on the Company’s operational and financial performance will depend on future developments. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change in future periods.